Average Annual Total Returns		12 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	87 Months Ended	120 Months Ended	612 Months Ended
	Oct. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	[1]
UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	0.36%
Performance Inception Date	Jan. 31, 2019
UBS Emerging Markets Equity Opportunity Fund | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	(0.41%)
UBS Emerging Markets Equity Opportunity Fund | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.83%	0.46%
UBS Emerging Markets Equity Opportunity Fund | MSCI Emerging Markets Index (net)
Prospectus [Line Items]
Average Annual Return, Percent		9.83%	1.99%
UBS Engage For Impact Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent		16.46%		8.73%	6.94%
Performance Inception Date	Oct. 24, 2018
UBS Engage For Impact Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.14%		7.69%	5.94%
UBS Engage For Impact Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.74%		6.69%	5.25%
UBS Engage For Impact Fund | MSCI All Country World Index (net)
Prospectus [Line Items]
Average Annual Return, Percent		22.20%		11.72%	10.35%
UBS Global Allocation Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		3.39%		4.56%			3.57%
Performance Inception Date	Jun. 30, 1997
UBS Global Allocation Fund | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		9.68%		6.00%			4.42%
Performance Inception Date	Aug. 31, 1992
UBS Global Allocation Fund | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.63%		4.00%			3.19%
UBS Global Allocation Fund | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.72%		4.29%			3.19%
UBS Global Allocation Fund | MSCI All Country World Index (net)
Prospectus [Line Items]
Average Annual Return, Percent		22.20%		11.72%			7.93%
UBS Global Allocation Fund | FTSE World Government Bond Index (Hedged in USD)
Prospectus [Line Items]
Average Annual Return, Percent		6.42%		0.68%			2.13%
UBS Global Allocation Fund | 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Prospectus [Line Items]
Average Annual Return, Percent		15.81%		7.53%			5.84%
UBS International Sustainable Equity Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		8.88%		5.77%			3.98%
Performance Inception Date	Jun. 30, 1997
UBS International Sustainable Equity Fund | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		15.39%		7.24%			4.83%
Performance Inception Date	Aug. 31, 1993
UBS International Sustainable Equity Fund | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.99%		6.02%			4.08%
UBS International Sustainable Equity Fund | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.11%		5.68%			3.85%
UBS International Sustainable Equity Fund | MSCI World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent		17.94%		8.45%			4.32%
UBS U.S. Small Cap Growth Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		7.29%		10.89%			7.78%
UBS U.S. Small Cap Growth Fund | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		13.80%		12.42%			8.67%
UBS U.S. Small Cap Growth Fund | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.80%		9.82%			5.60%
UBS U.S. Small Cap Growth Fund | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.17%		9.57%			6.05%
UBS U.S. Small Cap Growth Fund | Russell 2000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent		18.66%		9.22%			7.16%
UBS U.S. Small Cap Growth Fund | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.96%		15.16%			11.48%
UBS Multi Income Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.39%		0.76%		0.39%
Performance Inception Date	Sep. 29, 2016
UBS Multi Income Bond Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent		6.67%		1.79%			1.57%
Performance Inception Date	Dec. 19, 1972
UBS Multi Income Bond Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.10%		0.69%			0.33%
UBS Multi Income Bond Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.91%		0.91%			0.66%
UBS Multi Income Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		1.10%			1.81%
UBS Sustainable Development Bank Bond Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent		4.52%		0.83%	1.21%
Performance Inception Date	Oct. 24, 2018
UBS Sustainable Development Bank Bond Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.60%		(0.05%)	0.31%
UBS Sustainable Development Bank Bond Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.66%		0.31%	0.59%
UBS Sustainable Development Bank Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		1.10%	1.49%
UBS Sustainable Development Bank Bond Fund | Bloomberg U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent		4.05%		0.53%	1.06%
UBS Sustainable Development Bank Bond Fund | Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		4.63%		0.96%	1.44%

[1]	Average annual total returns for the Bloomberg US Aggregate Bond Index for the life of Class A were 0.83%.